CONVERTIBLE PROMISSORY NOTE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 27, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accrued Interest				$ 0	$ 584
Amortization Of Convertible Note Discount		$ 0	$ 667	$ 1,556	$ 444
Securities Purchase Agreement [Member]
Debt Instrument, Principal Amount	$ 35,000
Debt Instrument, Original Issue Discount	$ 2,000